SLW Short Duration Income ETF*

SCHEDULE OF INVESTMENTS

April 30, 2026 (Unaudited)

Shares/Principal		Value
LONG-TERM INVESTMENTS - 98.02%
CORPORATE BONDS - 74.98%
Communication Services - 0.62%
2,000,000	Orange SA, 9.000%, due 03/01/2031, France	$2,351,966
Consumer Discretionary - 5.56%
2,000,000	Air Canada 2020-1 Class C Pass Through Trust, 10.500%, due 07/15/2026, Canada(a)	2,022,453
369,600	Air Canada Series 2017-1 Class AA Pass Through Trust, 3.300%, due 01/15/2030, Canada(a)	352,899
209,079	American Airlines Series 2014-1 Class A Pass Through Trust, 3.700%, due 10/01/2026	208,502
426,677	American Airlines Series 2015-1 Class A Pass Through Trust, 3.375%, due 05/01/2027	419,763
280,706	British Airways 2019-1 Class AA Pass Through Trust, 3.300%, due 12/15/2032, United Kingdom(a)	265,289
269,622	Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, due 06/10/2028	259,026
2,083,333	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, due 10/20/2028(a)	2,085,422
500,000	Toyota Motor Credit Corp. Series MTN, 5.250%, due 01/22/2030, Japan	502,939
1,785,549	Turkish Airlines 2015-1 Class A Pass Through Trust, 4.200%, due 03/15/2027, Turkey(a)	1,755,087
967,318	United Airlines 2016-1 Class A Pass Through Trust, 3.450%, due 07/07/2028	937,077
3,000,000	Volkswagen Group of America Finance LLC, 5.650%, due 09/12/2028, Germany(a)	3,061,904
1,500,000	Volkswagen Group of America Finance LLC, 6.450%, due 11/16/2030, Germany(a)	1,585,003
2,000,000	Volkswagen Group of America Finance LLC, 5.250%, due 03/22/2029, Germany(a)	2,023,965
5,500,000	Volkswagen Group of America Finance LLC, 5.350%, due 03/27/2030, Germany(a)	5,576,223
		21,055,552
Consumer Staples - 3.28%
1,500,000	BAT Capital Corp., 5.834%, due 02/20/2031, United Kingdom	1,569,752
1,500,000	Bayer US Finance LLC, 6.375%, due 11/21/2030, Germany(a)	1,582,006
257,078	CVS Pass-Through Trust, 5.880%, due 01/10/2028	257,776
3,000,000	HCA, Inc., 4.700%, due 05/15/2031	2,986,591
500,000	Roche Holdings, Inc., 4.075%, due 12/02/2030(a)	494,035
500,000	Roche Holdings, Inc., 4.374%, due 12/02/2032(a)	492,396
5,000,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, due 05/09/2029, Israel	5,021,445
		12,404,001
Energy - 6.29%
1,090,000	Devon OEI Operating LLC, 7.500%, due 09/15/2027	1,119,210
500,000	Enbridge, Inc., 6.200%, due 11/15/2030, Canada	529,450
500,000	Enbridge, Inc., 4.900%, due 06/20/2030, Canada	504,143
1,000,000	Enbridge, Inc., 4.200%, due 11/20/2028, Canada	994,545
500,000	Energy Transfer LP, 5.200%, due 04/01/2030	510,879
3,000,000	Energy Transfer LP, 4.550%, due 01/15/2031	2,974,167
7,500,000	HF Sinclair Corp., 5.750%, due 01/15/2031	7,683,561
1,000,000	HF Sinclair Corp., 5.500%, due 09/01/2032	1,012,909
1,000,000	Occidental Petroleum Corp., 7.875%, due 09/15/2031	1,138,095
2,000,000	Occidental Petroleum Corp., 8.875%, due 07/15/2030	2,278,457
1,000,000	Occidental Petroleum Corp., 6.125%, due 01/01/2031	1,044,181
1,500,000	Valero Energy Corp., 5.150%, due 02/15/2030	1,530,904
2,344,000	Western Midstream Operating LP, 7.250%, due 04/01/2030(a)	2,472,111
		23,792,612
Financials - 46.96%
2,390,000	ANZ Bank New Zealand Ltd., 5.548%, due 08/11/2032, Australia(a)(b)	2,413,220
1,000,000	Apollo Debt Solutions BDC, 5.200%, due 12/08/2028(a)	989,735
3,500,000	Apollo Debt Solutions BDC, 5.700%, due 01/23/2031(a)	3,441,488
2,000,000	Ares Capital Corp., 5.500%, due 09/01/2030	1,974,239
5,000,000	Ares Capital Corp., 5.100%, due 01/15/2031	4,851,810
2,000,000	Athene Global Funding, 5.380%, due 01/07/2030(a)	2,010,087
1,000,000	Atlas Warehouse Lending Co. LP, 4.950%, due 11/15/2030(a)	983,826
5,000,000	Atlas Warehouse Lending Co. LP, 4.625%, due 11/15/2028(a)	4,937,718
3,000,000	Atlas Warehouse Lending Co. LP, 5.250%, due 01/15/2033(a)	2,934,975
1,085,000	Australia & New Zealand Banking Group Ltd., 5.731%, due 09/18/2034, Australia(a)(b)	1,112,466
1,500,000	Avolon Holdings Funding Ltd., 4.200%, due 04/15/2029, China(a)	1,473,073
2,000,000	Avolon Holdings Funding Ltd., 5.750%, due 03/01/2029, China(a)	2,046,148
3,000,000	Avolon Holdings Funding Ltd., 5.150%, due 01/15/2030, China(a)	3,016,712
4,000,000	Avolon Holdings Funding Ltd., 5.375%, due 05/30/2030, China(a)	4,052,324
2,000,000	Avolon Holdings Funding Ltd., 4.700%, due 01/30/2031, China(a)	1,965,013
2,000,000	Bank of America Corp. Series B, 8.050%, due 06/15/2027	2,070,685
3,500,000	Blackstone Private Credit Fund, 5.600%, due 11/22/2029	3,458,418
1,000,000	Blackstone Private Credit Fund, 7.300%, due 11/27/2028	1,033,704

1

SLW Short Duration Income ETF*

SCHEDULE OF INVESTMENTS

April 30, 2026 (Continued) (Unaudited)

Shares/Principal		Value
CORPORATE BONDS - 74.98% (continued)
Financials - 46.96%(Continued)
4,000,000	Blue Owl Capital Corp., 6.200%, due 07/15/2030	$3,974,870
2,500,000	Blue Owl Capital Corp., 5.950%, due 03/15/2029	2,485,916
1,000,000	Blue Owl Credit Income Corp., 7.750%, due 01/15/2029	1,031,424
1,000,000	Blue Owl Credit Income Corp., 5.800%, due 03/15/2030	973,272
5,000,000	Blue Owl Technology Finance Corp., 6.100%, due 03/15/2028	4,981,025
2,000,000	Citadel Finance LLC, 5.900%, due 02/10/2030(a)	2,017,600
1,000,000	Corebridge Global Funding, 5.200%, due 06/24/2029(a)	1,015,601
2,000,000	Corebridge Global Funding, 4.550%, due 01/09/2031(a)	1,976,513
2,000,000	Corebridge Global Funding, 4.450%, due 10/02/2030(a)	1,967,404
3,000,000	Credit Agricole SA, 5.222%, due 05/27/2031, France(a)(b)	3,037,478
2,000,000	Credit Agricole SA, 4.656%, due 01/12/2032, France(a)(b)	1,975,312
1,500,000	Danske Bank A/S, 5.019%, due 03/04/2031, Denmark(a)(b)	1,511,224
1,850,000	Deutsche Bank AG, 5.373%, due 01/10/2029, Germany(b)	1,871,247
1,000,000	Deutsche Bank AG Series MTN, 5.000%, due 09/10/2029, Germany	999,763
1,000,000	Deutsche Bank AG, 4.875%, due 12/01/2032, Germany(b)	996,348
1,000,000	Deutsche Bank AG, 5.297%, due 05/09/2031, Germany(b)	1,011,104
1,000,000	Essent Group Ltd., 6.250%, due 07/01/2029	1,035,178
5,000,000	Franklin BSP Realty Trust, Inc. Series QIB, 8.250%, due 04/25/2030(a)	5,008,075
2,000,000	Gabx Leasing LLC, 4.625%, due 04/15/2031(a)	1,974,749
2,000,000	Goldman Sachs BDC, Inc., 5.100%, due 01/28/2029	1,961,641
2,000,000	Goldman Sachs Private Credit Corp., 5.875%, due 01/31/2031(a)	1,967,576
1,000,000	Goldman Sachs Private Credit Corp., 6.250%, due 05/06/2030(a)	999,620
1,000,000	HPS Corporate Lending Fund, 4.900%, due 09/11/2028	979,071
5,000,000	HPS Corporate Lending Fund, 5.650%, due 04/02/2031(a)	4,876,469
5,000,000	HPS Corporate Lending Fund, 5.150%, due 04/02/2029(a)	4,898,197
1,382,000	JPMorgan Chase & Co., 8.750%, due 09/01/2030	1,601,849
1,000,000	JPMorgan Chase & Co., 5.140%, due 01/24/2031(b)	1,017,987
500,000	JPMorgan Chase & Co., 4.915%, due 01/24/2029(b)	504,113
1,000,000	JPMorgan Chase & Co., 6.087%, due 10/23/2029(b)	1,036,970
1,500,000	JPMorgan Chase & Co. Series FRN, 4.466% (1D SOFR + 0.80%), due 01/24/2029(b)	1,503,698
1,250,000	JPMorgan Chase & Co., 4.566% (1D SOFR + 0.92%), due 04/22/2028(b)	1,255,097
145,000	JPMorgan Chase & Co., 4.480% (3M SOFR + 0.81%), due 02/01/2027(b)	144,391
1,000,000	JPMorgan Chase & Co. Series F, 4.550% (3M SOFR + 0.89%), due 08/01/2028(b)	987,379
1,640,000	JPMorgan Chase & Co. Series B, 4.425% (3M SOFR + 0.76%), due 02/01/2027(b)	1,625,221
1,780,000	Liberty Mutual Insurance Co., 7.875%, due 10/15/2026(a)	1,800,560
1,000,000	Lloyds Banking Group PLC, 4.425%, due 11/04/2031, United Kingdom(b)	984,896
2,000,000	Lloyds Banking Group PLC, 4.241%, due 02/10/2030, United Kingdom(b)	1,980,918
1,000,000	Mitsubishi UFJ Financial Group, Inc., 5.146% (1D SOFR + 1.48%), due 04/24/2031, Japan(b)	1,021,707
2,000,000	Mizuho Financial Group, Inc., 5.098%, due 05/13/2031, Japan(b)	2,030,056
2,000,000	Morgan Stanley, 5.656%, due 04/18/2030(b)	2,054,849
1,000,000	Morgan Stanley, 4.493%, due 01/16/2032(b)	984,193
1,000,000	Morgan Stanley Bank NA, 5.016%, due 01/12/2029(b)	1,009,465
900,000	Morgan Stanley Bank NA, 4.574% (1D SOFR + 0.90%), due 01/12/2029(b)	903,506
3,000,000	NatWest Group PLC, 5.115%, due 05/23/2031, United Kingdom(b)	3,034,650
1,000,000	NatWest Group PLC, 5.076%, due 01/27/2030, United Kingdom(b)	1,011,803
1,000,000	NatWest Group PLC, 4.777% (1D SOFR + 1.10%), due 05/23/2029, United Kingdom(b)	1,005,869
1,000,000	NatWest Markets PLC, 5.022%, due 03/21/2030, United Kingdom(a)	1,011,701
1,000,000	Northwest Florida Timber Finance LLC, 4.750%, due 03/04/2029(a)	972,019
1,000,000	RGA Global Funding, 5.250%, due 01/09/2030(a)	1,017,717
3,582,000	Royal Bank of Canada Series GMTN, 4.969%, due 08/02/2030, Canada(b)	3,627,405
3,000,000	Royal Bank of Canada Series GMTN, 4.965%, due 01/24/2029, Canada(b)	3,026,694
5,500,000	Royal Bank of Canada Series GMTN, 5.153%, due 02/04/2031, Canada(b)	5,592,394
2,500,000	Royal Bank of Canada Series GMTN, 4.720% (1D SOFR + 1.03%), due 02/04/2031, Canada(b)	2,510,575
4,000,000	SBL Holdings, Inc., 5.000%, due 02/18/2031(a)	3,501,270
5,000,000	SBL Holdings, Inc., 5.900%, due 09/26/2028(a)	4,787,243
2,000,000	Sixth Street Lending Partners, 5.750%, due 01/15/2030	1,989,537
2,500,000	Sixth Street Lending Partners, 6.125%, due 07/15/2030	2,512,756
1,000,000	Sumitomo Mitsui Financial Group, Inc., 4.723% (1D SOFR + 1.05%), due 04/15/2030, Japan(b)	1,005,309
2,000,000	Toronto-Dominion Bank, 4.411%, due 01/13/2031, Canada	1,984,543
1,000,000	Toronto-Dominion Bank Series GMTN, 5.400%, due 01/31/2030, Canada	1,006,695
1,800,000	Toronto-Dominion Bank Series GMTN, 4.994%, due 04/05/2029, Canada	1,828,281

2

SLW Short Duration Income ETF*

SCHEDULE OF INVESTMENTS

April 30, 2026 (Continued) (Unaudited)

Shares/Principal		Value
CORPORATE BONDS - 74.98% (continued)
Financials - 46.96%(Continued)
600,000	Toronto-Dominion Bank Series GMTN, 5.000%, due 07/11/2030, Canada	$600,470
3,500,000	Toronto-Dominion Bank Series MTN, 4.808%, due 06/03/2030, Canada	3,530,756
5,007,000	Unum Group, 7.250%, due 03/15/2028	5,173,976
2,000,000	VCT Holdings LLC, 6.000%, due 12/30/2026(a)	1,977,500
2,400,000	Westpac Banking Corp., 3.020%, due 11/18/2036, Australia(b)	2,149,645
		177,597,981
Health Care - 0.13%
500,000	Amgen, Inc., 4.200%, due 02/19/2031	493,338
Industrials - 1.18%
2,000,000	Avolon Holdings Funding Ltd., 4.900%, due 10/10/2030, China(a)	1,990,292
500,000	CRH America Finance, Inc., 4.400%, due 02/09/2031	493,888
500,000	Howmet Aerospace, Inc., 4.550%, due 11/15/2032	491,905
1,000,000	Howmet Aerospace, Inc., 3.900%, due 04/15/2029	985,827
500,000	Verisk Analytics, Inc., 4.450%, due 03/15/2031	493,526
		4,455,438
Information Technology - 2.49%
1,000,000	Intel Corp., 4.650%, due 06/01/2031	996,381
1,500,000	Kyndryl Holdings, Inc., 2.050%, due 10/15/2026	1,480,525
1,000,000	Kyndryl Holdings, Inc., 3.150%, due 10/15/2031	849,010
1,500,000	Microchip Technology, Inc., 5.050%, due 02/15/2030	1,516,091
3,000,000	Oracle Corp., 6.150%, due 11/09/2029	3,091,742
500,000	Oracle Corp., 4.466% (1D SOFR + 0.76%), due 08/03/2028(b)	491,040
1,000,000	Oracle Corp., 4.550%, due 02/04/2029	988,068
		9,412,857
Materials - 1.57%
3,000,000	Anglo American Capital PLC, 5.625%, due 04/01/2030, South Africa(a)	3,095,595
1,500,000	Eastman Chemical Co., 4.500%, due 02/20/2031	1,474,657
1,000,000	NOVA Chemicals Corp., 8.500%, due 11/15/2028, United Arab Emirates(a)	1,038,219
300,000	Syensqo Finance America LLC, 5.650%, due 06/04/2029, Belgium(a)	307,816
		5,916,287
Utilities - 6.90%
2,000,000	Constellation Energy Generation LLC, 5.000%, due 02/01/2031(a)	2,005,663
5,000,000	DTE Energy Co., 5.200%, due 04/01/2030	5,096,731
500,000	Duke Energy Florida LLC, 4.200%, due 12/01/2030	494,316
1,000,000	NRG Energy, Inc., 5.250%, due 06/15/2029(a)	996,748
4,750,000	NRG Energy, Inc., 5.750%, due 07/15/2029(a)	4,750,376
2,275,000	Palomino Funding Trust I, 7.233%, due 05/17/2028(a)	2,371,246
8,000,000	PSEG Power LLC, 5.200%, due 05/15/2030(a)	8,127,335
1,000,000	Public Service Electric and Gas Co., 4.200%, due 01/01/2031	988,886
1,250,000	Vistra Operations Co. LLC, 5.000%, due 07/31/2027(a)	1,250,245
		26,081,546
TOTAL CORPORATE BONDS (Cost $283,999,964)		283,561,578

EXCHANGE-TRADED FUNDS - 6.29%
280,000	Janus Henderson AAA CLO ETF	14,145,600
410,000	Simplify Treasury Option, Income ETF	9,630,900

TOTAL EXCHANGE-TRADED FUNDS (Cost $23,981,783)		23,776,500

GOVERNMENT-SPONSORED ENTERPRISE DEBT - 4.11%
8,000,000	Eagle Funding Luxco S.a.r.l., 5.500%, due 08/17/2030, Netherlands(a)	8,071,600
400,148	Freddie Mac STACR REMIC Trust 2024-HQA1 Class A1, 4.895%, due 03/25/2044(a)(b)	402,266
490,000	Freddie Mac STACR REMIC Trust 2025-DNA1 Class A1, 4.595%, due 01/25/2045(a)(b)	491,858
941,675	Government National Mortgage Association 2019-H14 Class DF, 4.779%, due 08/20/2069(b)	952,121
2,061,334	Government National Mortgage Association 2019-H15 Class FJ, 4.379%, due 09/20/2069(b)	2,063,020
941,025	Government National Mortgage Association 2020-H17 Class BF, 4.999%, due 09/20/2070(b)	959,794
861,939	Government National Mortgage Association 2023-H20 Class FL, 4.740%, due 05/20/2073(b)	874,763

3

SLW Short Duration Income ETF*

SCHEDULE OF INVESTMENTS

April 30, 2026 (Continued) (Unaudited)

Shares/Principal		Value
GOVERNMENT-SPONSORED ENTERPRISE DEBT - 4.11% (continued)
1,750,000	Korea National Oil Corp., 4.417% (1D SOFR + 0.77%), due 03/31/2028, South Korea(a)(b)	$1,755,960

TOTAL GOVERNMENT-SPONSORED ENTERPRISE DEBT (Cost $15,506,251)		15,571,382

MORTGAGE-BACKED SECURITIES - 12.64%
2,683,077	Angel Oak Mortgage Trust 2023-3 Class A1, 4.800%, due 09/26/2067(a)	2,680,124
625,569	BRAVO Residential Funding Trust 2021-NQM2 Class A1, 0.970%, due 03/25/2060(a)(b)	619,431
1,500,000	BXMT 2020-FL2 Ltd. Class B, 5.443%, due 02/15/2038(a)(b)	1,499,222
172,041	CFMT 2022-HB9 LLC Class A, 3.250%, due 09/25/2037(a)(b)	170,081
456,152	CFMT 2024-HB13 LLC Class A, 3.000%, due 05/25/2034(a)(b)	452,002
600,537	CHNGE Mortgage Trust 2022-NQM1 Class A1, 5.189%, due 06/25/2067(a)	599,648
1,000,000	CSMC 2020-SPT1 Trust Class M1, 3.388%, due 04/25/2065(a)(b)	988,842
1,197,222	FIGRE Trust 2025-HE4 Class A, 5.408%, due 07/25/2055(a)(b)	1,201,030
2,486,079	Finance of America HECM Buyout 2025-HB1 Class A, 4.500%, due 11/25/2028(a)(b)	2,464,362
2,000,000	Finance of America HECM Buyout 2025-HB1 Class M2, 5.250%, due 11/25/2028(a)(b)	1,986,278
951,549	Finance of America HECM Buyout Series 2026-HB1, 4.250%, due 03/25/2029(a)(b)	938,900
1,900,000	Finance of America HECM Buyout Series 2026-HB1, 4.750%, due 03/25/2029(a)(b)	1,875,423
1,686,368	Finance Of America Structured Securities Trust Series 2024-S2 Class A1, 3.500%, due 04/25/2074(a)	1,662,332
4,018,935	Finance of America Structured Securities Trust Series 2024-S4 Class A3, 3.500%, due 11/25/2074(a)	3,908,727
2,066,485	Finance of America Structured Securities Trust Series 2024-S4 Class AV, 5.145%, due 11/25/2074(a)(b)	2,076,335
1,392,629	Finance of America Structured Securities Trust Series 2025-PC2 Class AV, 4.895%, due 05/25/2075(a)(b)	1,384,525
914,317	Finance of America Structured Securities Trust Series 2025-S1 Class A3, 3.500%, due 02/25/2075(a)	885,991
1,982,839	Finance Of America Structured Securities Trust Series 2026-S1 Class A1, 3.500%, due 03/25/2056(a)(b)	1,926,133
1,982,839	Finance Of America Structured Securities Trust Series 2026-S1 Class AV, 4.912%, due 03/25/2056(a)(b)	1,982,662
630,927	GCAT 2022-NQM2 Trust Class A1, 4.210%, due 02/25/2067(a)(b)	630,532
1,363,789	GS Mortgage-Backed Securities Trust 2025-PJ4 Class A5, 5.500%, due 09/25/2055(a)(b)	1,364,136
668,540	GS Mortgage-Backed Securities Trust 2025-PJ5 Class A2, 5.500%, due 10/25/2055(a)(b)	667,992
993,437	GS Mortgage-Backed Securities Trust 2025-PJ6 Class A4, 6.000%, due 11/25/2055(a)(b)	999,826
1,934,711	Lafayette Credit Union Series 2026-HI1A, 5.375%, due 01/25/2046(a)(b)	1,918,284
1,803,376	MFA 2022-NQM2 Trust Class A2, 4.000%, due 05/25/2067(a)(b)	1,719,630
956,106	Nelnet Student Loan Trust Series 2014-6A Class A, 4.410%, due 11/25/2052(a)(b)	955,108
1,000,000	Onity Loan Investment Trust 2025-HB1 Class M1, 3.000%, due 06/25/2038(a)(b)	951,892
901,514	PRKCM 2024-HOME1 Trust Class A1, 6.431%, due 05/25/2059(a)	911,108
651,504	Provident Funding Mortgage Trust 2025-2 Class A2, 5.500%, due 06/25/2055(a)(b)	650,970
1,070,678	Provident Funding Mortgage Trust 2025-2 Class A4, 5.500%, due 06/25/2055(a)(b)	1,070,971
1,908,566	RMF Proprietary Issuance Trust Series 2022-3 Class A, 4.000%, due 08/25/2062(a)(b)	1,897,691
1,000,000	Saluda Grade Alternative Mortgage Trust 2022-SEQ2 Class A3, 4.500%, due 02/25/2052(a)(b)	967,001
409,355	SKY Trust 2025-LINE Class A, 6.243%, due 04/15/2042(a)(b)	410,886
1,020,607	Stone Street Receivables Funding 2015-1 LLC Class A, 3.570%, due 12/15/2054(a)	923,163
2,000,000	STWD 2021-FL2 Ltd. Class C, 5.882%, due 04/18/2038(a)(b)	1,996,536
477,549	VINE 2024-SFR1 Trust Class A, 4.500%, due 03/17/2041(a)	469,641

TOTAL MORTGAGE-BACKED SECURITIES (Cost $47,652,758)		47,807,415

TOTAL LONG TERM-INVESTMENTS - 98.02% (Cost $371,140,756)		370,716,875

SHORT-TERM INVESTMENTS - 0.07%
MONEY MARKET FUNDS - 0.07%
255,599	Blackrock Liquidity Tempcash Institutional Class, 3.67%(c)	255,676

TOTAL SHORT TERM-INVESTMENTS - 0.07% (Cost $255,752)		255,676

TOTAL INVESTMENTS - 98.09% (Cost $371,396,508)		370,972,551

Other Assets in Excess of Liabilities - 1.91%		7,217,136

NET ASSETS - 100.00%		$378,189,687

(a)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of April 30, 2026, these securities had an aggregate value of $187,902,040 or 49.68% of net assets.
(b)	Variable rate security.
(c)	The rate shown represents the yield as of April 30, 2026.
4

SLW Short Duration Income ETF*

SCHEDULE OF INVESTMENTS

April 30, 2026 (Continued) (Unaudited)

Investment Abbreviations:

AG - Aktiengesellschaft (German: Stock Corporation)

A/S - Aktieselskab (Danish: Joint Stock Company)

BDC – Business Development Company

BV – Besloten Vennootschap (Dutch: Private Limited Company)

LLC – Limited Liability Company

LP – Limited Partnership

Ltd. – Limited

NA - National Association

PLC - Public Limited Company

SA - Société Anonyme (French: Public Limited Company)

SOFR – Secured Overnight Financing Rate

Futures Contracts

Description	Position	Contracts	Expiration Date	Notional Value	Value	Unrealized Appreciation
10-Year US Treasury Note	Long	10	June 19, 2026	$1,105,405	$1,105,938	$533
				$1,105,405	$1,105,938	$533

Description	Position	Contracts	Expiration Date	Notional Value	Value	Unrealized Appreciation
2-Year US Treasury Note	Short	(110)	July 1, 2026	$(22,819,226)	$(22,783,750)	$35,476
5-Year US Treasury Note	Short	(1,170)	July 1, 2026	(127,979,981)	(126,168,048)	1,811,933
				$(150,799,207)	$(148,951,798)	$1,847,409

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s assets carried at fair value:

SLW Short Duration Income ETF

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$292,202,980	$–	$292,202,980
Exchange-Traded Funds	23,776,500	–	–	23,776,500
Government-Sponsored Enterprise Debt	–	15,571,382	–	15,571,382
Mortgage-Backed Securities	–	39,166,013	–	39,166,013
Money Market Funds	255,676	–	–	255,676
Total	$24,032,176	$346,940,375	$–	$370,972,551

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets
Futures	$1,847,942	$–	$–	$1,847,942
Total	$1,847,942	$–	$–	$1,847,942

*	Effective June 8, 2026, the name of the Fund was changed from Wisdom Short Duration Income ETF.
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SLW Short Term Government Fund*

SCHEDULE OF INVESTMENTS

April 30, 2026 (Unaudited)

Shares/Principal		Value
LONG-TERM INVESTMENTS - 49.45%
GOVERNMENT-SPONSORED ENTERPRISE DEBT - 49.45%
10,000,000	Fannie Mae Discount Notes, due 06/01/2026	$9,968,089
1,000,000	Fannie Mae Pool AN2351, 2.150%, due 09/01/2026	991,524
1,223,734	Fannie Mae Pool AN7602, 2.870%, due 01/01/2028	1,199,357
1,000,000	Fannie Mae Pool BS1957, 1.410%, due 05/01/2028	945,134
365,568	Fannie Mae-Aces Series 2017-M3 Class A2, 2.475%, due 12/25/2026(a)	362,214
743,192	Fannie Mae-Aces Series 2018-M4 Class A2, 3.067%, due 03/25/2028(a)	733,156
1,557,606	Fannie Mae-Aces Series 2016-M10 Class FA, 4.380%, due 08/25/2028(a)	1,557,648
6,100,000	Federal Home Loan Bank Discount Notes, due 05/01/2026	6,099,394
4,000,000	Federal Home Loan Bank Discount Notes, due 07/01/2026	3,975,303
7,800,000	Freddie Mac Discount Notes, due 05/01/2026	7,799,224
604,579	Freddie Mac Multifamily Structured Pass Through Certificates Series K101 Class A1, 2.190%, due 07/25/2029	583,559
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates Series K058 Class A2, 2.653%, due 08/25/2026	994,824
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates Series K064 Class A2, 3.224%, due 03/25/2027	993,035
2,770,000	Freddie Mac Multifamily Structured Pass Through Certificates Series K065 Class A2, 3.243%, due 04/25/2027	2,748,151
1,137,680	SBA Small Business Investment Cos. Series 2017-10B, 2.518%, due 09/10/2027	1,114,667

TOTAL GOVERNMENT-SPONSORED ENTERPRISE DEBT (Cost $40,098,883)		40,065,279

TOTAL LONG TERM-INVESTMENTS - 49.45% (Cost $40,098,883)		40,065,279

SHORT-TERM INVESTMENTS - 50.56%
UNITED STATES TREASURY BILLS - 44.28%(b)
10,000,000	2.87%, due 05/05/2026	9,996,072
15,000,000	3.54%, due 06/02/2026	14,952,134
11,000,000	3.62%, due 07/02/2026	10,931,705
		35,879,911
MONEY MARKET FUNDS - 6.28%
5,088,562	Fidelity Government Portfolio Institutional Class, 3.52%(b)	5,088,562

TOTAL SHORT TERM-INVESTMENTS - 50.56% (Cost $40,968,322)		40,968,473

TOTAL INVESTMENTS - 100.01% (Cost $81,067,205)		81,033,752

Liabilities in Excess of Other Assets - (0.01)%		(10,763)

NET ASSETS - 100.00%		$81,022,989

(a)	Variable rate security.
(b)	The rate shown represents the yield as of April 30, 2026.

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s assets carried at fair value:

SLW Short Term Government Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Government-Sponsored Enterprise Debt	$–	$40,065,279	$–	$40,065,279
United States Treasury Bills	–	35,879,911	–	35,879,911
Money Market Funds	5,088,562	–	–	5,088,562
Total	$5,088,562	$75,945,190	$–	$81,033,752

*	Effective June 8, 2026, the name of the Fund was changed from Wisdom Short Term Government Fund.
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